UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Select Portfolios®

Select Money Market Portfolio

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Update *
Money Market	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund update includes: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 1,013.90	$ 1.57
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.64	$ 1.58

* Expenses are equal to the Fund's annualized expense ratio of .31%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/08	% of fund's investments 2/29/08	% of fund's investments 8/31/07
0 - 30	38.7	45.2	47.2
31 - 90	46.3	41.1	34.9
91 - 180	11.8	13.7	9.7
181 - 397	3.2	0.0	8.2
Weighted Average Maturity
	8/31/08	2/29/08	8/31/07
Money Market Portfolio	54 Days	48 Days	61 Days
All Taxable Money Market Funds Average*	44 Days	42 Days	38 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2008
Commercial Paper 18.7%
Bank CDs, BAs, TDs, and Notes 64.2%
Government Securities 6.4%
Repurchase Agreements 10.5%
Other Investments 0.4%
Net Other Assets** (0.2)%

As of February 29, 2008
Commercial Paper 26.4%
Bank CDs, BAs, TDs, and Notes 54.4%
Government Securities 0.0%
Repurchase Agreements 20.8%
Other Investments 0.3%
Net Other Assets** (1.9)%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 41.7%
Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.2%
Bank of America NA
11/10/08 to 2/4/09	2.76 to 3.02%	$ 89,000,000	$ 89,000,000
London Branch, Eurodollar, Foreign Banks - 11.6%
Australia & New Zealand Banking Group Ltd.
11/24/08	2.90	6,000,000	6,000,000
Barclays Bank PLC
12/29/08	3.20	25,000,000	25,000,000
Bayerische Hypo-und Vereinsbank AG
10/17/08	3.00	12,000,000	12,000,000
Calyon SA
10/1/08 to 12/18/08	2.98 to 3.30	37,000,000	37,000,000
Commonwealth Bank of Australia
10/7/08	2.80	25,000,000	25,000,000
Credit Agricole SA
12/1/08 to 2/2/09	3.00 to 3.22	105,000,000	105,000,000
Credit Industriel et Commercial
9/3/08 to 11/21/08	3.00 to 3.12	153,000,000	153,000,000
HSBC Bank PLC
9/25/08 to 12/1/08	2.78 to 2.80	41,000,000	41,000,053
Landesbank Hessen-Thuringen
11/13/08 to 11/26/08	2.90 to 2.95	77,000,000	77,000,000
National Australia Bank Ltd.
9/22/08 to 12/29/08	2.76 to 3.16	236,000,000	235,994,601
Royal Bank of Scotland PLC
10/16/08	2.76	23,000,000	23,000,143
Societe Generale
10/9/08 to 10/15/08	2.87 to 2.90	46,000,000	46,000,000
UniCredit SpA
9/18/08 to 11/28/08	2.99 to 3.15	109,000,000	109,000,000
			894,994,797
New York Branch, Yankee Dollar, Foreign Banks - 28.9%
Abbey National Treasury Services PLC
11/19/08	3.01 (c)	8,000,000	8,000,000
Banco Bilbao Vizcaya Argentaria SA
9/17/08 to 10/30/08	2.78 to 3.00	128,000,000	128,000,671
Banco Santander SA
9/18/08 to 2/13/09	2.61 to 3.19	102,000,000	102,000,000

Due Date	Yield (a)	Principal Amount	Value
Bank of Montreal
9/8/08	3.01% (c)	$ 20,000,000	$ 20,000,000
Bank of Nova Scotia
10/14/08 to 10/17/08	2.75 to 3.09 (c)	139,000,000	139,000,000
Bank of Scotland PLC
9/4/08 to 11/6/08	2.64 to 3.01 (c)	170,000,000	170,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
10/8/08 to 11/24/08	2.85	187,000,000	187,000,000
Barclays Bank PLC
9/3/08 to 9/12/08	2.96 (c)	68,000,000	68,000,000
BNP Paribas SA
10/2/08 to 4/23/09	2.65 to 3.05	290,000,000	290,000,001
Canadian Imperial Bank of Commerce
10/9/08	2.90	12,000,000	12,000,000
Commerzbank AG
10/16/08	2.80	21,000,000	21,000,000
Credit Suisse First Boston
10/27/08	2.89 (c)	100,000,000	100,000,000
Deutsche Bank AG
9/3/08 to 10/6/08	2.75 to 3.00 (c)	55,000,000	55,000,000
DnB NOR Bank ASA
10/15/08	2.73	25,000,000	25,000,000
Intesa Sanpaolo SpA
9/2/08 to 10/1/08	2.67 to 3.00 (c)	155,000,000	155,000,000
Natixis SA
10/27/08 to 11/17/08	2.95 to 3.05	57,000,000	57,000,000
Rabobank Nederland
11/7/08 to 4/20/09	2.63 to 3.01	166,000,000	166,000,000
Royal Bank of Canada
9/26/08 to 12/1/08	2.76 to 3.01 (c)	66,000,000	66,000,266
Royal Bank of Scotland PLC
9/28/08 to 12/12/08	2.80 to 3.18 (c)	100,000,000	100,000,000
San Paolo IMI SpA
4/21/09	3.15	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp.
10/31/08	2.85	25,000,000	25,000,000
Svenska Handelsbanken AB
11/26/08	3.16 (c)	14,000,000	14,000,000
Toronto-Dominion Bank
9/30/08 to 2/23/09	2.65 to 3.15	253,000,000	253,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
UniCredit SpA
10/1/08	2.75%	$ 50,000,000	$ 50,000,205
			2,236,001,143
TOTAL CERTIFICATES OF DEPOSIT			3,219,995,940
Commercial Paper - 18.7%

Atlantic Asset Securitization Corp.
10/6/08 to 10/24/08	2.68 to 2.71	60,000,000	59,827,193
Banco Bilbao Vizcaya Argentaria SA (London Branch)
10/8/08 to 1/8/09	2.80 to 3.17	66,000,000	65,678,259
Commerzbank U.S. Finance, Inc.
11/12/08	2.80	25,000,000	24,861,000
Dakota Notes (Citibank Credit Card Issuance Trust)
9/2/08 to 10/31/08	2.64 to 2.81	96,000,000	95,846,603
Danske Corp.
10/23/08 to 11/3/08	2.75 to 2.90 (c)	125,000,000	124,901,417
Dominion Resources, Inc.
9/5/08 to 9/8/08	2.90 to 2.91	8,000,000	7,996,214
Dow Chemical Co.
10/8/08	3.01	4,000,000	3,987,667
Edison Asset Securitization LLC
11/4/08	2.69	16,307,000	16,230,176
Emerald Notes (BA Credit Card Trust)
9/12/08 to 10/29/08	3.04 to 3.07	42,000,000	41,834,022
FCAR Owner Trust
9/2/08 to 9/19/08	2.81 to 2.90	80,000,000	79,933,066
General Electric Capital Corp.
11/4/08 to 2/3/09	2.58 to 2.90	125,000,000	124,137,097
Govco, Inc.
9/26/08 to 11/6/08	2.74 to 2.77	30,000,000	29,884,940
ITT Corp.
9/3/08 to 9/12/08	2.94 to 3.01	13,000,000	12,992,347
JPMorgan Chase & Co.
12/4/08 to 2/4/09	2.74 to 3.00	62,000,000	61,493,840
Michigan Gen. Oblig.
9/2/08	3.75	15,300,000	15,300,000
Natexis Banques Populaires US Finance Co. LLC
9/12/08 to 12/8/08	2.74 to 3.05	110,000,000	109,656,050

Due Date	Yield (a)	Principal Amount	Value
National Grid USA
9/3/08 to 9/24/08	3.01%	$ 20,000,000	$ 19,978,250
Nationwide Building Society
9/3/08 to 10/23/08	2.77 to 3.00	37,000,000	36,917,686
Nissan Motor Acceptance Corp.
9/2/08 to 10/1/08	2.96 to 3.01	19,000,000	18,978,164
Nordea North America, Inc.
9/26/08	2.78	25,000,000	24,951,997
Pacific Gas & Electric Co.
9/9/08 to 9/16/08	2.97 to 3.01	8,000,000	7,992,847
Palisades Notes (Citibank Omni Master Trust)
9/8/08 to 11/18/08	2.86 to 3.13	58,000,000	57,832,844
Rockies Express Pipeline LLC
9/2/08 to 10/2/08	2.91 to 3.06	15,000,000	14,983,906
Salisbury Receivables Co. LLC
9/25/08	2.53	4,000,000	3,993,280
Santander Finance, Inc.
2/25/09	3.15	10,000,000	9,847,583
Sheffield Receivables Corp.
9/17/08 to 10/27/08	2.66 to 2.73	31,000,000	30,940,214
Societe Generale North America, Inc.
9/2/08 to 11/20/08	2.80 to 2.88	124,000,000	123,594,356
Spectra Energy Capital, LLC
9/2/08 to 9/22/08	2.96 to 3.01	6,000,000	5,993,679
Thames Asset Global Securities No. 1, Inc.
9/9/08 to 11/7/08	2.56 to 2.98	86,000,000	85,796,176
Transocean, Inc.
10/2/08	3.01	7,000,000	6,981,917
Tyco Electronics Group SA
9/17/08	2.96	4,000,000	3,994,756
UniCredito Italiano Bank (Ireland) PLC
10/24/08 to 11/17/08	2.96 to 3.00	35,000,000	34,830,557
Variable Funding Capital Co. LLC
9/15/08 to 9/17/08	2.66	12,000,000	11,986,897
Virginia Electric & Power Co.
10/1/08	2.95	2,000,000	1,995,100
WellPoint, Inc.
9/3/08 to 10/8/08	3.01	11,000,000	10,985,083
Wells Fargo & Co.
10/27/08	2.64	50,000,000	49,795,444
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Wisconsin Energy Corp.
9/12/08 to 9/30/08	2.96 to 3.01%	$ 5,000,000	$ 4,990,947
Xcel Energy, Inc.
9/30/08	3.01	7,000,000	6,983,083
TOTAL COMMERCIAL PAPER			1,448,904,657
Federal Agencies - 6.4%

Fannie Mae - 1.1%
10/28/08 to 12/22/08	2.72 to 2.80 (c)	91,000,000	90,352,124
Federal Home Loan Bank - 2.9%
9/28/08 to 2/13/09	2.39 to 2.77 (c)	222,460,000	222,069,003
Freddie Mac - 2.4%
9/18/08 to 11/24/08	2.28 to 2.45 (c)	185,000,000	184,788,159
TOTAL FEDERAL AGENCIES			497,209,286
Bank Notes - 1.2%

Bank of America NA
10/30/08	3.00 (c)	25,000,000	25,000,000
Banque Federal Cred Mutuel Paris
11/28/08	2.96 (b)(c)	28,000,000	28,000,000
Societe Generale
12/4/08	3.29 (b)(c)	23,000,000	23,000,000
U.S. Bank NA, Minnesota
11/20/08	2.75	20,000,000	20,000,000
TOTAL BANK NOTES			96,000,000
Master Notes - 0.7%

Asset Funding Co. III LLC
9/5/08 to 10/14/08	2.52 to 3.14 (c)(d)	49,000,000	49,000,000
Lehman Brothers Holdings, Inc.
9/11/08	2.57 (c)(d)	6,000,000	6,000,000
TOTAL MASTER NOTES			55,000,000
Medium-Term Notes - 20.2%

Abbey National Treasury Services PLC
10/2/08	2.73 (c)	3,000,000	2,999,551
AIG Matched Funding Corp.
9/2/08 to 9/16/08	2.79 to 2.80 (b)	43,000,000	43,000,000
American Honda Finance Corp.
9/18/08 to 11/5/08	2.92 to 2.94 (b)(c)	24,000,000	24,000,000

Due Date	Yield (a)	Principal Amount	Value
AT&T, Inc.
12/5/08	3.23% (b)(c)	$ 65,000,000	$ 65,000,000
Australia & New Zealand Banking Group Ltd.
9/2/08 to 9/22/08	2.50 to 2.89 (b)(c)	102,000,000	102,000,282
Banco Santander Totta SA
9/15/08	2.49 (b)(c)	10,000,000	10,000,000
Bank of America NA
10/3/08	2.99 (c)	75,000,000	75,000,000
Bank of Montreal
9/5/08	2.96 (b)(c)	27,000,000	27,000,000
BNP Paribas SA
11/13/08	3.01 (c)	36,000,000	36,000,000
BP Capital Markets PLC
9/11/08	2.79 (c)	25,000,000	25,000,000
Caja Madrid SA
10/20/08	2.94 (b)(c)	5,000,000	5,000,000
Commonwealth Bank of Australia
9/24/08 to 10/3/08	2.50 to 2.99 (b)(c)	66,000,000	66,000,290
Compagnie Financiere du Credit Mutuel
9/9/08	2.89 (b)(c)	8,000,000	8,000,000
Credit Agricole SA
9/22/08	3.03 (b)(c)	100,000,000	100,000,000
Danske Bank A/S
9/19/08	2.46 (b)(c)	50,000,000	49,999,820
DnB NOR Bank ASA
9/25/08	2.48 (b)(c)	14,500,000	14,499,995
General Electric Capital Corp.
9/8/08 to 11/28/08	2.48 to 2.91 (c)	118,000,000	117,998,901
Genworth Life Insurance Co.
11/1/08	3.05 (c)(d)	5,000,000	5,000,000
HBOS Treasury Services PLC
9/8/08	2.46 (b)(c)	5,000,000	4,999,995
HSH Nordbank AG
9/19/08 to 9/23/08	2.49 to 2.54 (b)(c)	13,000,000	13,000,000
ING USA Annuity & Life Insurance Co.
9/24/08	3.06 (c)(d)	1,000,000	1,000,000
Intesa Bank Ireland PLC
9/25/08	2.49 (b)(c)	24,000,000	24,000,000
Lloyds TSB Group PLC
11/7/08	3.10 (b)(c)	50,000,000	50,000,000
Merrill Lynch & Co., Inc.
9/4/08 to 9/24/08	2.54 to 2.63 (c)	26,000,000	26,000,127
Metropolitan Life Global Funding I
9/8/08	2.51 (b)(c)	2,213,000	2,213,000
Morgan Stanley
9/2/08 to 9/15/08	2.21 to 2.62 (c)	8,000,000	8,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
National Australia Bank Ltd.
9/8/08	2.88% (b)(c)	$ 31,000,000	$ 31,000,000
National Rural Utils. Coop. Finance Corp.
9/4/08	2.47 (c)	1,000,000	1,000,000
Nationwide Building Society
9/29/08	2.88 (c)	5,000,000	5,000,317
New York Life Insurance Co.
9/29/08 to 11/28/08	2.96 to 2.98 (c)(d)	21,000,000	21,000,000
Nordea Bank AB
10/24/08	3.15 (b)(c)	23,000,000	23,000,000
Pacific Life Global Funding
9/4/08	2.53 (b)(c)	2,000,000	2,000,217
PNC Bank NA, Pittsburgh
11/4/08	3.03 (c)	13,000,000	13,000,000
Royal Bank of Canada
9/5/08 to 9/15/08	2.45 to 2.87 (b)(c)	60,000,000	60,000,000
Royal Bank of Scotland PLC
9/19/08	2.50 (b)(c)	8,500,000	8,500,000
Security Life of Denver Insurance Co.
11/28/08	3.07 (c)(d)	1,000,000	1,000,000
Skandinaviska Enskilda Banken AB
9/5/08 to 9/19/08	2.67 to 2.79 (b)(c)	51,000,000	50,999,862
Southern Co.
9/18/08	2.82 (c)	2,000,000	2,000,000
Svenska Handelsbanken AB
9/12/08 to 10/6/08	2.45 to 3.00 (b)(c)	74,000,000	74,000,000
Toyota Motor Credit Corp.
9/19/08	2.48 (c)	11,000,000	11,000,000
Transamerica Occidental Life Insurance Co.
10/1/08	3.04 (c)(d)	27,000,000	27,000,000
UniCredito Italiano Bank (Ireland) PLC
9/9/08 to 9/12/08	2.48 to 2.50 (b)(c)	36,500,000	36,499,996
Verizon Communications, Inc.
9/17/08	2.86 (c)	17,000,000	17,000,000
Wachovia Bank NA
10/3/08 to 10/27/08	2.76 to 2.87 (c)	42,000,000	41,998,181
Wells Fargo & Co.
5/1/09	3.55 (c)	75,000,000	75,025,208
9/15/08	2.62 (b)(c)	30,000,000	30,005,631
WestLB AG
9/10/08 to 9/30/08	2.53 to 2.85 (b)(c)	7,500,000	7,500,104

Due Date	Yield (a)	Principal Amount	Value
Westpac Banking Corp.
9/11/08	2.75% (c)	$ 13,000,000	$ 13,002,717
9/4/08 to 11/6/08	2.90 to 3.09 (b)(c)	104,000,000	103,987,734
TOTAL MEDIUM-TERM NOTES			1,561,231,928
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
10/2/08	3.07 (c)(d)	5,000,000	5,000,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
5/26/09	2.72 (b)(c)	30,000,000	30,000,000
Municipal Securities - 0.3%

Denver City & County School District # 1 Series 2008 A, VRDN
9/5/08	3.37 (c)	6,300,000	6,300,000
Denver City & County School District # 1 Series 2008 B1, VRDN
9/5/08	3.37 (c)	4,200,000	4,200,000
Texas Gen. Oblig. Series E, VRDN
9/5/08	2.57 (c)	11,500,000	11,500,000
TOTAL MUNICIPAL SECURITIES		22,000,000
Repurchase Agreements - 10.5%
	Maturity Amount
In a joint trading account at 2.14% dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	$ 1,430,340	1,430,000
With:
Banc of America Securities LLC at:
2.33%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $16,804,341, 5.38% - 7.51%, 6/15/15 - 11/1/17)	16,004,133	16,000,000
2.38%, dated 8/29/08 due 9/2/08 (Collateralized by Equity Securities valued at $109,228,865)	104,027,444	104,000,000
Barclays Capital, Inc. at 3%, dated 7/17/08 due 10/17/08 (Collateralized by Equity Securities valued at $14,750,244)	14,107,333	14,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
Deutsche Bank Securities, Inc. at:
2.6%, dated:
8/1/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $14,733,974, 7.3%, 1/15/12)	$ 14,032,356	$ 14,000,000
8/5/08 due 9/4/08 (Collateralized by Corporate Obligations valued at $29,460,134, 4.25%, 9/23/23)	28,060,667	28,000,000
2.65%, dated 8/18/08 due 9/18/08 (Collateralized by Corporate Obligations valued at $22,074,348, 8.38%, 3/15/13)	21,047,921	21,000,000
ING Financial Markets LLC at:
2.66%, dated 8/11/08 due 9/10/08 (Collateralized by Corporate Obligations valued at $18,925,295, 5.75% - 6.63%, 6/1/11 - 5/15/18)	18,039,900	18,000,000
2.67%, dated:
8/15/08 due 9/15/08 (Collateralized by Corporate Obligations valued at $7,358,566, 4% - 8.38%, 1/14/11 - 4/1/18)	7,016,094	7,000,000
8/18/08 due 9/18/08 (Collateralized by Corporate Obligations valued at $32,579,263, 3.88% - 8.13%, 10/1/09 - 6/1/37)	31,071,274	31,000,000
Lehman Brothers, Inc. at:
2.71%, dated 8/12/08 due 9/15/08 (Collateralized by Corporate Obligations valued at $29,441,739, 0%, 12/20/16)	28,071,664	28,000,000
2.72%, dated 8/18/08 due 9/22/08 (Collateralized by Corporate Obligations valued at $14,715,820, 0%, 12/20/16)	14,037,022	14,000,000
Morgan Stanley & Co. at 2.72%, dated 8/13/08 due 9/12/08 (Collateralized by Mortgage Loan Obligations valued at $29,787,281, 0.56%, 10/15/48)	28,063,467	28,000,000
UBS Warburg LLC at:
2.34%, dated 8/29/08 due 9/2/08 (Collateralized by Corporate Obligations valued at $279,301,345, 3.75% - 8.88%, 8/24/09 - 12/16/36)	266,069,012	266,000,000

	Maturity Amount	Value
2.86%, dated 7/8/08 due 9/8/08 (Collateralized by Mortgage Loan Obligations valued at $34,795,643, 4.93% - 5.34%, 11/15/37 - 3/10/44)	$ 33,162,543	$ 33,000,000
3%, dated 7/8/08 due 10/6/08 (Collateralized by Mortgage Loan Obligations valued at $34,803,572, 4.94% - 6.02%, 7/12/38 - 6/15/45)	33,247,500	33,000,000
3.05%, dated 7/24/08 due 10/22/08 (Collateralized by Corporate Obligations valued at $9,482,989, 5.63%, 3/17/49)	9,068,625	9,000,000
Wachovia Securities, Inc. at:
2.71%, dated 8/11/08 due 9/11/08 (Collateralized by Commercial Paper Obligations valued at $26,824,351, 9/10/08)	26,060,674	26,000,000
2.72%, dated 8/22/08 due 9/22/08 (Collateralized by Commercial Paper Obligations valued at $35,049,106, 9/10/08 - 9/17/08)	34,079,636	34,000,000
3.04%, dated 6/10/08 due 9/10/08 (Collateralized by Commercial Paper Obligations valued at $69,498,900, 9/4/08 - 9/15/08)	67,519,873	67,000,000
3.05%, dated 6/19/08 due 9/19/08 (Collateralized by Commercial Paper Obligations valued at $22,804,045, 9/12/08)	22,171,548	22,000,000
TOTAL REPURCHASE AGREEMENTS		814,430,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $7,749,771,811)	7,749,771,811
NET OTHER ASSETS - (0.2)%	(19,257,887)
NET ASSETS - 100%	$ 7,730,513,924
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,117,206,926 or 14.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $115,000,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 2.52%, 9/5/08	11/7/06	$ 10,000,000
2.53%, 9/5/08	8/29/06	$ 9,000,000
3.14%, 10/14/08	7/11/08	$ 30,000,000
Genworth Life Insurance Co. 3.05%, 11/1/08	7/28/08	$ 5,000,000
ING USA Annuity & Life Insurance Co. 3.06%, 9/24/08	6/23/05	$ 1,000,000
Lehman Brothers Holdings, Inc. 2.57%, 9/11/08	1/10/07	$ 6,000,000
Metropolitan Life Insurance Co. 3.07%, 10/2/08	3/26/02	$ 5,000,000
New York Life Insurance Co.: 2.96%, 9/29/08	3/28/08	$ 5,000,000
2.98%, 11/28/08	5/12/08	$ 16,000,000
Security Life of Denver Insurance Co. 3.07%, 11/28/08	8/26/05	$ 1,000,000
Transamerica Occidental Life Insurance Co. 3.04%, 10/1/08	3/27/08	$ 27,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,430,000 due 9/02/08 at 2.14%
ING Financial Markets LLC	$ 306,951
J.P. Morgan Securities, Inc.	160,436
Merrill Lynch Government Securities, Inc.	481,306
Societe Generale, New York Branch	320,871
UBS Securities LLC	160,436
$ 1,430,000
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	7,749,771,811	-	7,749,771,811	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $814,430,000) - See accompanying schedule: Unaffiliated issuers (cost $7,749,771,811)		$ 7,749,771,811
Cash		114,995
Receivable for fund shares sold		27,863,591
Interest receivable		23,440,582
Prepaid expenses		4,055
Other receivables		425
Total assets		7,801,195,459

Liabilities
Payable for investments purchased	$ 39,959,590
Payable for fund shares redeemed	27,578,218
Distributions payable	1,165,504
Accrued management fee	1,176,469
Other affiliated payables	741,863
Other payables and accrued expenses	59,891
Total liabilities		70,681,535

Net Assets		$ 7,730,513,924
Net Assets consist of:
Paid in capital		$ 7,729,864,471
Distributions in excess of net investment income		(94,351)
Accumulated undistributed net realized gain (loss) on investments		743,804
Net Assets, for 7,729,652,798 shares outstanding		$ 7,730,513,924
Net Asset Value, offering price and redemption price per share ($7,730,513,924 ÷ 7,729,652,798 shares)		$ 1.00

Statement of Operations

	Six months ended August 31, 2008 (Unaudited)

Investment Income
Interest		$ 112,125,925

Expenses
Management fee	$ 6,850,097
Transfer agent fees	3,985,809
Accounting fees and expenses	303,976
Custodian fees and expenses	48,316
Independent trustees' compensation	15,292
Registration fees	114,765
Audit	26,180
Legal	11,173
Miscellaneous	11,279
Total expenses before reductions	11,366,887
Expense reductions	(26,549)	11,340,338
Net investment income		100,785,587
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		303,773
Net increase in net assets resulting from operations		$ 101,089,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 100,785,587	$ 215,870,202
Net realized gain (loss)	303,773	553,679
Net increase in net assets resulting from operations	101,089,360	216,423,881
Distributions to shareholders from net investment income	(100,786,652)	(215,868,544)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,257,610,428	10,603,380,888
Reinvestment of distributions	93,690,490	200,038,476
Cost of shares redeemed	(4,799,284,787)	(6,193,419,457)
Net increase (decrease) in net assets and shares resulting from share transactions	552,016,131	4,609,999,907
Total increase (decrease) in net assets	552,318,839	4,610,555,244

Net Assets
Beginning of period	7,178,195,085	2,567,639,841
End of period (including distributions in excess of net investment income of $94,351 and distributions in excess of net investment income of $93,286, respectively)	$ 7,730,513,924	$ 7,178,195,085

Financial Highlights

Six months ended August 31, 2008

Years ended February 29,

(Unaudited)

2008 F

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.049	.049	.033	.013	.009
Distributions from net investment income	(.014)	(.049)	(.049)	(.033)	(.013)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.39%	5.01%	4.97%	3.32%	1.29%	.86%
Ratios to Average Net Assets E
Expenses before reductions	.31% A	.36%	.39%	.40%	.39%	.40%
Expenses net of fee waivers, if any	.31% A	.36%	.39%	.40%	.39%	.40%
Expenses net of all reductions	.31% A	.36%	.38%	.40%	.39%	.40%
Net investment income	2.74% A	4.82%	4.92%	3.34%	1.26%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,730,514	$ 7,178,195	$ 2,567,640	$ 891,796	$ 584,755	$ 607,620

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

On October 6, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 7,749,771,811

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $2,664,170 or an annualized rate of .07% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .19% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $6,413 and $20,136, respectively.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Money Market Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Select Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. The Board also recognized that the income-based component of the fund's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Semiannual Report

Select Money Market Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELMM-USAN-1008
1.813613.103

Spartan® Short-Term Treasury Bond Index Fund
Spartan Intermediate Treasury Bond Index Fund
Spartan Long-Term Treasury Bond Index Fund

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Short-Term Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 999.40	$ 1.06
HypotheticalA	$ 1,000.00	$ 1,024.15	$ 1.07
Fidelity Advantage Class
Actual	$ 1,000.00	$ 999.90	$ .55
HypotheticalA	$ 1,000.00	$ 1,024.65	$ .56
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 1,001.60	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,002.10	$ .50
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 1,007.80	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,008.30	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.21%
Fidelity Advantage Class	.11%
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	2.0	0.0
3 - 3.99%	37.1	37.3
4 - 4.99%	41.1	40.4
5 - 5.99%	0.3	0.5
6 - 6.99%	8.4	9.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2008
6 months ago
Years	2.4	2.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	2.4	2.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
U.S. Treasury Obligations 98.2%	U.S. Treasury Obligations 99.2%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 0.8%

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.2%
	Principal Amount	Value
U.S. Treasury Obligations - 98.2%
U.S. Treasury Bonds:
6.875% 8/15/25	$ 22,000	$ 28,469
7.5% 11/15/24	71,000	96,921
8% 11/15/21	97,000	133,254
8.125% 8/15/19	20,000	27,070
U.S. Treasury Notes:
2.75% 7/31/10 (b)	9,060,000	9,133,613
3.125% 4/15/09	466,000	468,985
3.375% 9/15/09	6,579,000	6,660,724
3.375% 11/30/12 (b)	40,209,000	40,912,658
3.375% 6/30/13	7,412,000	7,516,228
3.375% 7/31/13 (b)	18,765,000	19,021,555
3.5% 2/15/10	32,781,000	33,426,392
3.625% 5/15/13	23,315,000	23,910,628
3.875% 5/15/10	31,978,000	32,887,390
3.875% 9/15/10	7,256,000	7,487,851
4% 3/15/10	45,037,000	46,314,205
4.25% 10/15/10	13,500,000	14,052,663
4.25% 1/15/11	10,035,000	10,468,542
4.375% 12/15/10	63,000	65,746
4.5% 2/15/09	183,000	185,073
4.5% 11/15/10	1,976,000	2,066,309
4.5% 2/28/11	7,949,000	8,338,374
4.625% 7/31/09	87,000	88,890
4.625% 8/31/11	4,217,000	4,460,135
4.625% 10/31/11	11,408,000	12,081,779
4.625% 12/31/11	10,172,000	10,780,733
4.625% 2/29/12	14,325,000	15,206,876
4.625% 7/31/12	14,698,000	15,654,516
4.75% 3/31/11	4,510,000	4,760,869
4.75% 1/31/12	3,158,000	3,363,270
4.75% 5/31/12	6,716,000	7,169,854
4.875% 5/15/09	1,736,000	1,769,364
4.875% 5/31/09	739,000	753,895
4.875% 6/30/09	129,000	131,842
4.875% 4/30/11	8,940,000	9,484,079
4.875% 5/31/11	18,367,000	19,496,277
4.875% 7/31/11	3,696,000	3,935,375
5.125% 6/30/11	1,517,000	1,621,887
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6% 8/15/09	$ 1,032,000	$ 1,068,524
6.5% 2/15/10	35,881,000	38,117,965
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $406,520,038)		413,148,780
Cash Equivalents - 12.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	3,221,759	3,221,000
2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (a)	47,942,397	47,931,000
TOTAL CASH EQUIVALENTS (Cost $51,152,000)		51,152,000
TOTAL INVESTMENT PORTFOLIO - 110.4% (Cost $457,672,038)		464,300,780
NET OTHER ASSETS - (10.4)%		(43,729,561)
NET ASSETS - 100%		$ 420,571,219
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,221,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 93,344
Banc of America Securities LLC	252,340
Bank of America, NA	933,439
Barclays Capital, Inc.	1,680,184
Greenwich Capital Markets, Inc.	93,344
ING Financial Markets LLC	121,677
RBC Capital Markets Corp.	46,672
$ 3,221,000
$47,931,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 15,244,573
Bank of America, NA	32,686,427
$ 47,931,000

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	464,300,780	-	464,300,780	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $46,693,829 and repurchase agreements of $51,152,000) - See accompanying schedule: Unaffiliated issuers (cost $457,672,038)		$ 464,300,780
Cash		1,036
Receivable for investments sold		40,399,788
Receivable for fund shares sold		307,997
Interest receivable		4,060,202
Total assets		509,069,803

Liabilities
Payable for investments purchased	$ 40,334,066
Payable for fund shares redeemed	36,967
Distributions payable	143,255
Accrued management fee	34,094
Other affiliated payables	10,441
Other payables and accrued expenses	8,511
Collateral on securities loaned, at value	47,931,250
Total liabilities		88,498,584

Net Assets		$ 420,571,219
Net Assets consist of:
Paid in capital		$ 410,282,483
Undistributed net investment income		1,353,059
Accumulated undistributed net realized gain (loss) on investments		2,306,935
Net unrealized appreciation (depreciation) on investments		6,628,742
Net Assets		$ 420,571,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)
Investor Class: Net Asset Value, offering price and redemption price per share ($125,895,563 ÷ 12,126,399 shares)	$ 10.38

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($294,675,656 ÷ 28,382,638 shares)	$ 10.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Interest		$ 6,074,166

Expenses
Management fee	$ 180,049
Transfer agent fees	63,159
Independent trustees' compensation	753
Tax expense	15,000
Miscellaneous	223
Total expenses before reductions	259,184
Expense reductions	(335)	258,849
Net investment income		5,815,317
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,483,883
Change in net unrealized appreciation (depreciation) on investment securities		(8,187,726)
Net gain (loss)		(5,703,843)
Net increase (decrease) in net assets resulting from operations		$ 111,474

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,815,317	$ 10,351,809
Net realized gain (loss)	2,483,883	2,298,652
Change in net unrealized appreciation (depreciation)	(8,187,726)	13,935,872
Net increase (decrease) in net assets resulting from operations	111,474	26,586,333
Distributions to shareholders from net investment income	(5,556,924)	(9,654,255)
Distributions to shareholders from net realized gain	(1,871,088)	(605,703)
Total distributions	(7,428,012)	(10,259,958)
Share transactions - net increase (decrease)	56,121,310	176,724,173
Total increase (decrease) in net assets	48,804,772	193,050,548

Net Assets
Beginning of period	371,766,447	178,715,899
End of period (including undistributed net investment income of $1,353,059 and undistributed net investment income of $1,094,666, respectively)	$ 420,571,219	$ 371,766,447

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income D	.165	.433	.457	.075
Net realized and unrealized gain (loss)	(.173)	.579	(.003) E	(.054)
Total from investment operations	(.008)	1.012	.454	.021
Distributions from net investment income	(.157)	(.407)	(.394)	(.061)
Distributions from net realized gain	(.055)	(.025)	-	-
Total distributions	(.212)	(.432)	(.394)	(.061)
Net asset value, end of period	$ 10.38	$ 10.60	$ 10.02	$ 9.96
Total Return B, C	(.06)%	10.38%	4.65%	.21%
Ratios to Average Net Assets G
Expenses before reductions	.21% A	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.21% A	.20%	.20%	.20% A
Expenses net of all reductions	.21% A	.20%	.20%	.20% A
Net investment income	3.14% A	4.24%	4.60%	4.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,896	$ 129,158	$ 26,670	$ 7,357
Portfolio turnover rate	98% A	110%	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income D	.170	.441	.465	.076
Net realized and unrealized gain (loss)	(.172)	.581	(.001) E	(.053)
Total from investment operations	(.002)	1.022	.464	.023
Distributions from net investment income	(.163)	(.417)	(.404)	(.063)
Distributions from net realized gain	(.055)	(.025)	-	-
Total distributions	(.218)	(.442)	(.404)	(.063)
Net asset value, end of period	$ 10.38	$ 10.60	$ 10.02	$ 9.96
Total Return B, C	(.01)%	10.49%	4.75%	.23%
Ratios to Average Net Assets G
Expenses before reductions	.11% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.11% A	.10%	.10%	.10% A
Expenses net of all reductions	.11% A	.10%	.10%	.10% A
Net investment income	3.24% A	4.34%	4.70%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 294,676	$ 242,608	$ 152,046	$ 10,134
Portfolio turnover rate	98% A	110%	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	0.5	0.1
3 - 3.99%	9.0	2.7
4 - 4.99%	51.5	57.9
5 - 5.99%	0.0	0.0
6 - 6.99%	0.8	0.9
7 - 7.99%	3.8	2.8
8 - 8.99%	9.2	10.3
9% and over	2.7	3.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2008
6 months ago
Years	5.8	5.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	6.0	6.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
U.S. Treasury Obligations 98.9%	U.S. Treasury Obligations 98.4%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.6%

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount	Value
U.S. Treasury Obligations - 98.9%
U.S. Treasury Bonds:
6.25% 8/15/23	$ 59,000	$ 71,141
7.25% 5/15/16	37,384,000	46,411,638
7.5% 11/15/16	9,036,000	11,424,188
8.75% 5/15/17	13,201,000	17,985,333
8.875% 8/15/17	89,902,000	123,847,017
9.125% 5/15/18	21,686,000	30,753,459
9.25% 2/15/16	602,000	827,138
9.875% 11/15/15	2,520,000	3,542,372
10.625% 8/15/15	3,847,000	5,553,206
11.25% 2/15/15	396,000	577,696
U.S. Treasury Notes:
1.75% 3/31/10	5,209,000	5,171,558
2% 2/28/10	880,000	877,387
2.625% 3/15/09	2,155,000	2,162,577
3.375% 11/30/12	2,836,000	2,885,630
3.5% 11/15/09	953,000	969,008
3.5% 2/15/18 (b)	3,975,000	3,894,880
3.625% 12/31/12	2,473,000	2,540,041
3.875% 5/15/18 (b)	127,160,000	127,905,030
4% 6/15/09	2,424,000	2,459,412
4% 2/15/14 (b)	118,590,000	123,806,063
4% 2/15/15	50,726,000	53,000,757
4.125% 5/15/15	105,399,000	110,817,141
4.25% 8/15/13	1,618,000	1,704,968
4.25% 11/15/13	9,418,000	9,937,459
4.25% 8/15/14	44,985,000	47,536,504
4.25% 11/15/14	13,091,000	13,857,033
4.25% 8/15/15	13,480,000	14,237,199
4.5% 11/15/15	34,178,000	36,583,824
4.5% 2/15/16	98,420,000	105,071,027
4.5% 5/15/17 (b)	58,071,000	61,491,730
4.625% 10/31/11	1,165,000	1,233,807
4.625% 7/31/12	108,000	115,028
4.625% 11/15/16 (b)	126,023,000	134,992,306
4.625% 2/15/17	27,521,000	29,413,069
4.75% 5/15/14 (b)	42,619,000	46,228,318
4.875% 4/30/11	73,000	77,443
4.875% 7/31/11	93,000	99,023
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 2/15/12	$ 161,000	$ 172,132
6% 8/15/09	11,710,000	12,124,429
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,150,376,292)		1,192,357,971
Cash Equivalents - 28.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) #	20,197,758	20,193,000
2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (a)	327,965,964	327,888,000
TOTAL CASH EQUIVALENTS (Cost $348,081,000)		348,081,000
TOTAL INVESTMENT PORTFOLIO - 127.8% (Cost $1,498,457,292)		1,540,438,971
NET OTHER ASSETS - (27.8)%		(335,122,707)
NET ASSETS - 100%		$ 1,205,316,264
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,193,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 585,189
Banc of America Securities LLC	1,581,963
Bank of America, NA	5,851,888
Barclays Capital, Inc.	10,533,366
Greenwich Capital Markets, Inc.	585,189
ING Financial Markets LLC	762,811
RBC Capital Markets Corp.	292,594
$ 20,193,000
$327,888,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 104,285,592
Bank of America, NA	223,602,408
$ 327,888,000

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	1,540,438,971	-	1,540,438,971	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $319,807,086 and repurchase agreements of $348,081,000) - See accompanying schedule: Unaffiliated issuers (cost $1,498,457,292)		$ 1,540,438,971
Cash		262
Receivable for investments sold		101,863,867
Receivable for fund shares sold		3,961,774
Interest receivable		9,740,129
Total assets		1,656,005,003

Liabilities
Payable for investments purchased	$ 121,966,040
Payable for fund shares redeemed	490,867
Distributions payable	90,255
Accrued management fee	98,795
Other affiliated payables	83,348
Other payables and accrued expenses	71,434
Collateral on securities loaned, at value	327,888,000
Total liabilities		450,688,739

Net Assets		$ 1,205,316,264
Net Assets consist of:
Paid in capital		$ 1,159,995,380
Undistributed net investment income		2,365,459
Accumulated undistributed net realized gain (loss) on investments		973,746
Net unrealized appreciation (depreciation) on investments		41,981,679
Net Assets		$ 1,205,316,264

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)
Investor Class: Net Asset Value, offering price and redemption price per share ($1,011,980,919 ÷ 96,039,015 shares)	$ 10.54

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($193,335,345 ÷ 18,347,402 shares)	$ 10.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Interest		$ 23,255,253

Expenses
Management fee	$ 579,203
Transfer agent fees	487,327
Independent trustees' compensation	2,428
Miscellaneous	732
Total expenses before reductions	1,069,690
Expense reductions	(1,558)	1,068,132
Net investment income		22,187,121
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,933,809
Change in net unrealized appreciation (depreciation) on investment securities		(23,046,758)
Net gain (loss)		(21,112,949)
Net increase (decrease) in net assets resulting from operations		$ 1,074,172

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,187,121	$ 34,602,974
Net realized gain (loss)	1,933,809	13,211,453
Change in net unrealized appreciation (depreciation)	(23,046,758)	63,164,560
Net increase (decrease) in net assets resulting from operations	1,074,172	110,978,987
Distributions to shareholders from net investment income	(21,580,480)	(32,941,102)
Distributions to shareholders from net realized gain	(13,105,288)	(659,769)
Total distributions	(34,685,768)	(33,600,871)
Share transactions - net increase (decrease)	138,741,922	388,903,672
Total increase (decrease) in net assets	105,130,326	466,281,788

Net Assets
Beginning of period	1,100,185,938	633,904,150
End of period (including undistributed net investment income of $2,365,459 and undistributed net investment income of $1,758,818, respectively)	$ 1,205,316,264	$ 1,100,185,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.201	.440	.432	.076
Net realized and unrealized gain (loss)	(.185)	.850	.055	(.091)
Total from investment operations	.016	1.290	.487	(.015)
Distributions from net investment income	(.196)	(.420)	(.417)	(.075)
Distributions from net realized gain	(.120)	(.010)	-	-
Total distributions	(.316)	(.430)	(.417)	(.075)
Net asset value, end of period	$ 10.54	$ 10.84	$ 9.98	$ 9.91
Total Return B, C	.16%	13.32%	5.07%	(.15)%
Ratios to Average Net Assets F
Expenses before reductions	.20% A	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20% A
Net investment income	3.78% A	4.35%	4.41%	4.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,011,981	$ 925,538	$ 610,674	$ 5,319
Portfolio turnover rate	63% A	85%	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.206	.453	.441	.078
Net realized and unrealized gain (loss)	(.185)	.847	.056	(.091)
Total from investment operations	.021	1.300	.497	(.013)
Distributions from net investment income	(.201)	(.430)	(.427)	(.077)
Distributions from net realized gain	(.120)	(.010)	-	-
Total distributions	(.321)	(.440)	(.427)	(.077)
Net asset value, end of period	$ 10.54	$ 10.84	$ 9.98	$ 9.91
Total Return B, C	.21%	13.43%	5.18%	(.13)%
Ratios to Average Net Assets F
Expenses before reductions	.10% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income	3.88% A	4.45%	4.52%	4.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,335	$ 174,647	$ 23,231	$ 6,374
Portfolio turnover rate	63% A	85%	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
4 - 4.99%	12.2	11.0
5 - 5.99%	10.4	8.7
6 - 6.99%	37.4	35.3
7 - 7.99%	10.7	11.4
8 - 8.99%	25.9	29.7
9% and over	1.3	1.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2008
6 months ago
Years	17.5	17.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	11.1	11.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
U.S. Treasury Obligations 98.9%	U.S. Treasury Obligations 99.3%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 0.7%

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount	Value
U.S. Treasury Obligations - 98.9%
U.S. Treasury Bonds:
4.375% 2/15/38	$ 4,160,000	$ 4,130,427
4.5% 2/15/36	5,460,000	5,514,600
4.75% 2/15/37	9,719,000	10,214,066
5% 5/15/37	6,957,000	7,602,150
5.25% 2/15/29	5,192,000	5,720,935
5.375% 2/15/31	3,243,000	3,658,003
6% 2/15/26	29,271,000	34,816,479
6.125% 11/15/27	4,405,000	5,351,731
6.125% 8/15/29	3,085,000	3,775,028
6.25% 5/15/30	3,116,000	3,886,724
6.375% 8/15/27	868,000	1,080,660
6.625% 2/15/27	3,733,000	4,753,158
6.75% 8/15/26	4,824,000	6,201,102
6.875% 8/15/25	977,000	1,264,299
7.125% 2/15/23	2,108,000	2,733,977
7.25% 5/15/16	40,000	49,659
7.5% 11/15/16	29,000	36,665
7.5% 11/15/24	4,000	5,460
7.625% 2/15/25	2,615,000	3,613,603
7.875% 2/15/21	8,202,000	11,075,259
8% 11/15/21	3,430,000	4,711,963
8.125% 8/15/19	5,410,000	7,322,522
8.125% 5/15/21	8,931,000	12,314,313
8.125% 8/15/21	2,341,000	3,236,067
8.5% 2/15/20	5,627,000	7,849,226
8.75% 5/15/17	38,000	51,772
8.875% 2/15/19	4,885,000	6,879,453
9% 11/15/18	1,414,000	2,002,025
10.625% 8/15/15	143,000	206,423
U.S. Treasury Notes:
4.625% 8/31/11	32,000	33,845
5.125% 5/15/16	3,000	3,321
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $156,562,044)		160,094,915
Cash Equivalents - 2.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.12%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (Cost $3,433,000)	3,433,809	$ 3,433,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $159,995,044)		163,527,915
NET OTHER ASSETS - (1.0)%		(1,663,255)
NET ASSETS - 100%		$ 161,864,660
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,433,000 due 9/02/08 at 2.12%
ABN AMRO Bank N.V., New York Branch	$ 99,488
Banc of America Securities LLC	268,949
Bank of America, NA	994,876
Barclays Capital, Inc.	1,790,770
Greenwich Capital Markets, Inc.	99,488
ING Financial Markets LLC	129,685
RBC Capital Markets Corp.	49,744
$ 3,433,000

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	163,527,915	-	163,527,915	-
Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $68,871 all of which will expire on February 29, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,433,000) - See accompanying schedule: Unaffiliated issuers (cost $159,995,044)		$ 163,527,915
Cash		672
Receivable for investments sold		797,128
Receivable for fund shares sold		381,812
Interest receivable		857,140
Total assets		165,564,667

Liabilities
Payable for investments purchased	$ 3,620,350
Payable for fund shares redeemed	28,200
Distributions payable	33,355
Accrued management fee	12,799
Other affiliated payables	5,303
Total liabilities		3,700,007

Net Assets		$ 161,864,660
Net Assets consist of:
Paid in capital		$ 158,854,304
Distributions in excess of net investment income		(3,084)
Accumulated undistributed net realized gain (loss) on investments		(519,431)
Net unrealized appreciation (depreciation) on investments		3,532,871
Net Assets		$ 161,864,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)
Investor Class: Net Asset Value, offering price and redemption price per share ($68,053,748 ÷ 6,581,133 shares)	$ 10.34

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($93,810,912 ÷ 9,071,691 shares)	$ 10.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Interest		$ 2,968,412

Expenses
Management fee	$ 66,559
Transfer agent fees	28,998
Independent trustees' compensation	257
Miscellaneous	78
Total expenses before reductions	95,892
Expense reductions	(474)	95,418
Net investment income		2,872,994
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(227,481)
Change in net unrealized appreciation (depreciation) on investment securities		(432,167)
Net gain (loss)		(659,648)
Net increase (decrease) in net assets resulting from operations		$ 2,213,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,872,994	$ 1,895,940
Net realized gain (loss)	(227,481)	(246,164)
Change in net unrealized appreciation (depreciation)	(432,167)	3,587,698
Net increase (decrease) in net assets resulting from operations	2,213,346	5,237,474
Distributions to shareholders from net investment income	(2,873,885)	(1,894,092)
Distributions to shareholders from net realized gain	-	(41,854)
Total distributions	(2,873,885)	(1,935,946)
Share transactions - net increase (decrease)	69,057,836	71,847,079
Total increase (decrease) in net assets	68,397,297	75,148,607

Net Assets
Beginning of period	93,467,363	18,318,756
End of period (including distributions in excess of net investment income of $3,084 and distributions in excess of net investment income of $2,193, respectively)	$ 161,864,660	$ 93,467,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.218	.447	.455	.084
Net realized and unrealized gain (loss)	(.140)	.565	(.067) E	.011
Total from investment operations	.078	1.012	.388	.095
Distributions from net investment income	(.218)	(.452)	(.458)	(.085)
Distributions from net realized gain	-	(.020)	-	-
Total distributions	(.218)	(.472)	(.458)	(.085)
Net asset value, end of period	$ 10.34	$ 10.48	$ 9.94	$ 10.01
Total Return B, C	.78%	10.56%	4.09%	.95%
Ratios to Average Net Assets G
Expenses before reductions	.20% A	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20% A
Net investment income	4.23% A	4.47%	4.70%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,054	$ 55,139	$ 9,573	$ 1,737
Portfolio turnover rate	45% A	56%	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.221	.454	.463	.086
Net realized and unrealized gain (loss)	(.138)	.568	(.066) E	.011
Total from investment operations	.083	1.022	.397	.097
Distributions from net investment income	(.223)	(.462)	(.467)	(.087)
Distributions from net realized gain	-	(.020)	-	-
Total distributions	(.223)	(.482)	(.467)	(.087)
Net asset value, end of period	$ 10.34	$ 10.48	$ 9.94	$ 10.01
Total Return B, C	.83%	10.67%	4.19%	.97%
Ratios to Average Net Assets G
Expenses before reductions	.10% A	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income	4.33% A	4.57%	4.80%	4.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,811	$ 38,328	$ 8,746	$ 1,334
Portfolio turnover rate	45% A	56%	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Fixed-Income Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Short-Term Treasury Bond Index Fund	$ 457,380,160	$ 7,625,800	$ (705,180)	$ 6,920,620
Spartan Intermediate Treasury Bond Index Fund	1,497,075,134	44,979,112	(1,615,275)	43,363,837
Spartan Long-Term Treasury Bond Index Fund	160,130,942	3,794,289	(397,316)	3,396,973

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .10% of each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses of each Fidelity Advantage Class and Investor Class so that the total expenses do not exceed .10% and .20% of the class' average net assets, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .10% and .06% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .10%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit,

Semiannual Report

5. Committed Line of Credit - continued

which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 223
Spartan Intermediate Treasury Bond Index Fund	732
Spartan Long-Term Treasury Bond Index Fund	78

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Spartan Short-Term Treasury Bond Index Fund	$ 78,473
Spartan Intermediate Treasury Bond Index Fund	$ 436,284

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer agent expense reduction	Management fee reduction
Spartan Short-Term Treasury Bond Index Fund	$ 123	$ 212
Spartan Intermediate Treasury Bond Index Fund	654	904
Spartan Long-Term Treasury Bond Index Fund	469	5

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 57% of the total outstanding shares of Spartan Intermediate Treasury Bond Index Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 1,911,912	$ 2,505,481
Fidelity Advantage Class	3,645,012	7,148,774
Total	$ 5,556,924	$ 9,654,255
From net realized gain
Investor Class	$ 710,565	$ 160,810
Fidelity Advantage Class	1,160,523	444,893
Total	$ 1,871,088	$ 605,703
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 18,085,338	$ 30,173,319
Fidelity Advantage Class	3,495,142	2,767,783
Total	$ 21,580,480	$ 32,941,102
From net realized gain
Investor Class	$ 10,854,136	$ 629,462
Fidelity Advantage Class	2,251,152	30,307
Total	$ 13,105,288	$ 659,769

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended August 31, 2008	Year ended February 29, 2008
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 1,236,138	$ 1,098,122
Fidelity Advantage Class	1,637,747	795,970
Total	$ 2,873,885	$ 1,894,092
From net realized gain
Investor Class	$ -	$ 23,567
Fidelity Advantage Class	-	18,287
Total	$ -	$ 41,854

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	5,590,583	16,517,883	$ 58,527,623	$ 168,890,449
Reinvestment of distributions	227,171	226,991	2,367,904	2,325,823
Shares redeemed	(5,873,253)	(7,224,590)	(61,202,006)	(73,927,515)
Net increase (decrease)	(55,499)	9,520,284	$ (306,479)	$ 97,288,757
Fidelity Advantage Class
Shares sold	15,572,715	22,236,106	$ 161,819,118	$ 226,944,534
Reinvestment of distributions	396,040	634,221	4,127,710	6,459,955
Shares redeemed	(10,467,677)	(15,162,887)	(109,519,039)	(153,969,073)
Net increase (decrease)	5,501,078	7,707,440	$ 56,427,789	$ 79,435,416
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	26,068,544	53,986,814	$ 276,403,653	$ 554,033,237
Reinvestment of distributions	2,708,422	3,007,741	28,737,399	30,560,779
Shares redeemed	(18,140,924)	(32,783,829)	(191,225,644)	(338,608,064)
Net increase (decrease)	10,636,042	24,210,726	$ 113,915,408	$ 245,985,952
Fidelity Advantage Class
Shares sold	10,706,264	17,468,544	$ 113,906,540	$ 181,147,917
Reinvestment of distributions	474,035	230,283	5,032,576	2,377,468
Shares redeemed	(8,947,888)	(3,911,593)	(94,112,602)	(40,607,665)
Net increase (decrease)	2,232,411	13,787,234	$ 24,826,514	$ 142,917,720

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	3,898,874	7,990,484	$ 40,184,701	$ 80,844,603
Reinvestment of distributions	113,383	105,065	1,161,941	1,058,535
Shares redeemed	(2,694,925)	(3,794,392)	(27,684,716)	(38,299,244)
Net increase (decrease)	1,317,332	4,301,157	$ 13,661,926	$ 43,603,894
Fidelity Advantage Class
Shares sold	7,921,317	4,423,117	$ 81,117,370	$ 44,803,531
Reinvestment of distributions	150,216	75,475	1,536,633	759,432
Shares redeemed	(2,658,693)	(1,719,170)	(27,258,093)	(17,319,778)
Net increase (decrease)	5,412,840	2,779,422	$ 55,395,910	$ 28,243,185

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Intermediate Treasury Bond Index Fund/Spartan Long-Term Treasury Bond Index Fund/Spartan Short-Term Treasury Bond Index Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against (i) a broad-based securities market index and (ii) a peer group of mutual funds deemed appropriate by the Board. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2007, the total returns of Fidelity Advantage Class and Investor Class of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Intermediate Treasury Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Advantage Class of the fund was in the first quartile for the period shown. The Board also stated that the investment performance of Fidelity Advantage Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Advantage Class of the fund was in the second quartile for the period shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the period shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Short-Term Treasury Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Advantage Class of the fund was in the first quartile for the period shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the period shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is narrower than the Lipper peer group used by the Board for performance comparisons. The Board considered that FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Intermediate Treasury Bond Index Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Spartan Intermediate Treasury Bond Index - Net Mgmt Fee
Spartan Intermediate Treasury Bond Index - Gross Mgmt Fee
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Fund commenced operations on 12/20/2005
27
25
31
28
10
-19
4
10
2006
2007

	2006	2007
TMG %	4%	8%
Funds/Classes	25	27
ASPG Quartile	1st	1st

Spartan Long-Term Treasury Bond Index Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Spartan Long-Term Treasury Bond Index - Net Mgmt Fee
Spartan Long-Term Treasury Bond Index - Gross Mgmt Fee
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
27
10
25
31
28
10
-147
-31
Fund commenced operations on 12/20/2005

	2006	2007
TMG %	4%	0%
Funds/Classes	25	27
ASPG Quartile	1st	1st

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the contractual arrangements for each fund (i) oblige FMR to pay all class-level expenses of Investor Class of each fund and limit the total expenses of Investor Class of each fund to 20 basis points, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of each fund and limit the total expenses of Fidelity Advantage Class of each fund to 10 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of Fidelity Advantage Class of each fund ranked below its competitive median for 2007, and the total expenses of Investor Class of each fund ranked equal to its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LBX-USAN-1008
1.821050.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2008